EQUITY - Others (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net income attributable to FRONTEO's shareholders and transfers from noncontrolling interest
Net income attributable to FRONTEO, Inc. shareholders	¥ (865,087)	¥ (417,632)	¥ 218,453